Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Long term loan receivable	¥ 62,000		¥ 66,000
Securities received as collateral	580,300		620,800
Loan receivables, net	465,780	$ 67,532	595,766
Other Investments
Accounts, Notes, Loans and Financing Receivable
Loan receivables, net	¥ 13,000		58,500
Minimum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	3.00%	3.00%
Maximum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	18.00%	18.00%
Financial Asset, Past Due [Member]
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 269,658	$ 39,097	152,934
Financial Asset, Past Due [Member] | Third Parties
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 64,800		¥ 77,500